Share Capital and Dividends - Summary of Dividends Declared (Details) - Old Alithya - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2017
Disclosure Of Dividend [Line Items]
Dividend yield	$ 2,531	$ 205
Class J Shares
Disclosure Of Dividend [Line Items]
Dividend yield	1,864
Class K Shares
Disclosure Of Dividend [Line Items]
Dividend yield	467
Class L Shares
Disclosure Of Dividend [Line Items]
Dividend yield	$ 200
Class B
Disclosure Of Dividend [Line Items]
Dividend yield		110
Class H Shares
Disclosure Of Dividend [Line Items]
Dividend yield		79
Class I Shares
Disclosure Of Dividend [Line Items]
Dividend yield		$ 16